Collaboration revenue - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Jun. 04, 2021 USD ($) item shares	Jun. 04, 2021 USD ($) € / shares shares	Jan. 06, 2021 USD ($) item $ / shares shares	Aug. 31, 2018 USD ($)	Apr. 30, 2016 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Research and development service fees (FTE)						$ 424	$ 2,326	$ 3,459
Deferred revenue								46,328
Issue of share capital						760,953	1,091,326	813,186
Collaborative arrangements amount of preclinical milestones payment received				$ 30,000
AbbVie
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Collaborative Arrangement Maximum Additional Development milestone payments to be received on exercise of option				110,000
Collaborative arrangement maximum commercial Milestone payments to be received on exercise of Option				325,000
Collaborative arrangements amount of preclinical milestones payment received					$ 10,000
Collaborative Arrangements Number of Preclinical Milestones Achieved | item					2
Collaborative Arrangement Upfront Non-refundable Non-creditable Payment Received					$ 40,000
Collaborative Arrangement Maximum Regulatory Milestone Payments to be Received on Exercise of Option				$ 190,000
AbbVie | Collaboration and license agreement
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Number of performance obligation | item					1
Collaborative Arrangements Number of Preclinical Milestones Achieved | item					2
Zai Lab
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Research and development service fees (FTE)						4,238	833
Share price | $ / shares			$ 132
Number of shares issued | shares			568,182
Zai Lab | Collaboration and license agreement
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
License payment committed			$ 175,000
Transaction price allocated to remaining performance obligations						$ 25,000
Upfront payments			$ 75,000
Number of performance obligation | item			2
Collaborative arrangement maximum additional milestone, contingent payments to be received			$ 25,000				25,000
Collaborative Arrangements Number of Preclinical Milestones Achieved | item			2
Collaborative Arrangement Upfront Non-refundable Non-creditable Payment Received			$ 75,000				75,000
Janssen
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Research and development service fees (FTE)							2,028	$ 3,175
Janssen | Collaboration and license agreement
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Milestone payments	$ 25,000
Share price | € / shares		€ 100.02
License payment committed	300,000	€ 300,000
Transaction price allocated to remaining performance obligations							$ 315,100
Upfront payments	500,000
Issue of share capital	$ 200,000
Number of shares issued | shares	1,766,899	1,766,899
Collaborative Arrangements Number of Preclinical Milestones Achieved | item	2
Number of Performance Obligations | item	1